Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Narrative (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) numberOfSites numberOfRefineries	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairment loss		$ 84	$ 21,780	$ 2,333
Number of refineries | numberOfRefineries				2
Number of sites | numberOfSites				1
Tax provision	$ 571	$ 2,453	$ (5,806)	$ 3,024	$ (5,160)
Revised retirement benefits						$ 437
Revised income tax payable						$ 2,895
NIGERIA
Disclosure of depreciation, depletion and amortisation [Line Items]
Tax provision				628
Oil Products | Non-current assets held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairment loss				1,207
Chemicals | Non-current assets held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairment loss				177
Integrated Gas
Disclosure of depreciation, depletion and amortisation [Line Items]
Impairment loss				$ 600